Earnings per share ("EPS") - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share Basic [Line Items]
Net earnings	$ 622.3	$ 400.5	$ 192.6
Basic EPS:
Net earnings attributable to common shareholders	$ 561.5	$ 335.4	$ 125.5
Net earnings attributable to common shareholders, basic (in shares)	267,148	246,300	241,502
Net earnings attributable to common shareholders, basic (in dollars per share)	$ 2.10	$ 1.36	$ 0.52
Effect of dilutive securities:
Share-based compensation (in shares)	2,722	2,433	541
Fairfax warrants (in shares)	3,396	10,647	3,096
Holdback shares (in shares)	2,009	5,572	5,375
Senior Unsecured Exchangeable Notes (in shares)	15,475	902
Diluted EPS:
Interest on exchangeable notes	$ 7.6
Net earnings attributable to common shareholders	$ 569.1	$ 335.4	$ 125.5
Net earnings attributable to common shareholders, diluted (in shares)	290,750	265,854	250,514
Net earnings attributable to common shareholders, diluted (in dollars per share)	$ 1.96	$ 1.26	$ 0.50
Series D
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	$ (10.1)	$ (10.1)	$ (10.1)
Series E
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	0.0	(5.5)	(11.2)
Series G
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	0.0	(8.0)	(16.0)
Series H
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	(17.7)	(17.8)	(17.8)
Series I
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	(12.0)	(12.0)	$ (12.0)
Series J
Earnings Per Share Basic [Line Items]
Less preferred share dividends:	$ (21.0)	$ (11.7)